RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Schedule of Related Party Transactions	A summary of income (expenses) from related party transactions for the six months ended June 30, 2023 and June 30, 2022 are as follows:

(in thousands of $)	2023	2022
Seatankers Management Co. Ltd	814	313
SFL	986	1,863
Golden Ocean	2,258	1,593
Flex LNG Ltd	835	687
Seatankers Management Norway AS	(551)	(285)
Avance Gas	1,042	1,110
TFG Marine	642	417
Front Ocean Management	(1,272)	(954)
Other related parties	6	9
A summary of balances due from related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
SFL	6,207	3,505
Seatankers Management Co. Ltd	464	1,368
Alta Trading UK Limited	—	60
Golden Ocean	9,065	6,964
Flex LNG Ltd	828	303
Avance Gas	633	695
TFG Marine	647	28
Front Ocean Management	471	473
Other related parties	94	89
	18,409	13,485

A summary of balances due to related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
SFL	8,832	6,702
Seatankers Management Co. Ltd	811	351
Avance Gas	352	450
Flex LNG Ltd	987	158
Golden Ocean	10,892	8,470
TFG Marine	18,249	14,831
Front Ocean Management	423	286
	40,546	31,248